Portfolio of investments—March 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.40%
California: 0.40%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (50 Shares) 0.41% 144Aø	$ 5,000,000	$ 5,000,000
Total Closed end municipal bond fund obligations (Cost $5,000,000)		5,000,000

	Interest rate	Maturity date
Municipal obligations: 97.99%
California: 95.09%
Airport revenue: 6.47%
California Municipal Finance Authority AMT Senior Lien Linxs Apartment Project Series A	5.00%	12-31-2043	5,730,000	6,767,615
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	4.00	5-15-2044	3,500,000	3,912,122
Los Angeles CA Department of Airports AMT Subordinated Bond Series A	5.00	5-15-2047	5,000,000	5,884,627
Los Angeles CA Department of Airports AMT Subordinated Los Angeles International Airport	5.00	5-15-2044	2,880,000	3,434,389
Los Angeles CA Department of Airports Revenue AMT Senior Los Angeles International Airport	4.00	5-15-2050	17,040,000	19,258,981
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2037	7,300,000	8,791,813
Sacramento County CA Airport System Refunding Bond AMT Senior Series C	5.00	7-1-2038	3,000,000	3,604,375
San Diego County CA Regional Airport Authority Revenue Refunding Subordinated Series A	5.00	7-1-2044	3,045,000	3,733,388
San Francisco City & County Airport Commission San Francisco International Airport Series A	5.00	5-1-2047	7,715,000	9,043,069
San Francisco City & County CA Airport Commission San Francisco International Airport Series E	5.00	5-1-2050	8,040,000	9,624,637
San Jose CA Airport AMT Refunding Bond Series A	5.00	3-1-2047	4,000,000	4,685,839
San Jose CA Airport Refunding Bond Series B	5.00	3-1-2042	1,750,000	2,080,533
				80,821,388
Education revenue: 6.43%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	3,096,433
California Financial Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2046	1,670,000	1,814,690
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	195,000	197,855
California Municipal Finance Authority California Baptist University Series A 144A	5.00	11-1-2025	1,025,000	1,115,818
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.75	8-1-2033	1,525,000	1,678,995
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,098,665
California Municipal Finance Authority Education Revenue Literacy First Charter Schools	5.00	12-1-2039	1,390,000	1,629,854
California Municipal Finance Authority Education Revenue Stream Charter School Project 144A	5.00	6-15-2041	925,000	1,002,934
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California Municipal Finance Authority Education Revenue Stream Charter School Project 144A	5.00%	6-15-2051	$ 1,265,000	$ 1,351,407
California Municipal Finance Authority Refunding Bond Biola University Incorporated	5.00	10-1-2035	600,000	710,777
California Municipal Finance Authority Revenue Refunding University Pacific Series A %%	4.00	11-1-2042	1,600,000	1,799,733
California Municipal Financing Authority Charter School Palmdale Aerospace Academy Project 144A	5.00	7-1-2041	1,250,000	1,367,137
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2047	1,000,000	1,098,634
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	1,000,000	1,094,542
California School Finance Authority Charter School Revenue Aspire Public Schools 144A	5.00	8-1-2050	1,770,000	2,080,905
California School Finance Authority Charter School Revenue Lifeline Education Charter School Project 144A	5.00	7-1-2045	800,000	893,448
California School Finance Authority Green Dot Public Schools Projects 144A	4.00	8-1-2025	475,000	519,555
California School Finance Authority Green Dot Public Schools Projects 144A	5.00	8-1-2035	2,525,000	2,801,854
California School Finance Authority KIPP Louisiana School Projects Series A 144A	5.00	7-1-2035	1,000,000	1,131,118
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2036	945,000	1,026,762
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2046	2,100,000	2,252,671
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2032	1,135,000	1,316,409
California Statewide CDA Refunding Bond California Baptist University Series A 144A	5.00	11-1-2041	2,875,000	3,265,156
California Statewide CDA School Facility Alliance for College-Ready Public Schools	6.75	7-1-2031	1,625,000	1,650,441
California University Systemwide Refunding Bond Series A	4.00	11-1-2038	8,000,000	9,052,725
California University Systemwide Refunding Bond Series A	5.00	11-1-2045	6,400,000	7,581,811
University of California Series AI	5.00	5-15-2038	2,000,000	2,187,903
University of California Series K	4.00	5-15-2046	5,295,000	5,887,793
University of California Series M	4.00	5-15-2047	11,155,000	12,570,587
University of California Series Q	4.00	5-15-2051	6,000,000	7,027,374
				80,303,986
GO revenue: 29.74%
Alhambra CA Unified School District Election of 2008 Series B (AGM Insured)	6.00	8-1-2029	4,100,000	4,178,178
Alvord CA Unified School District Election of 2012 Series A (AGM Insured)	5.25	8-1-2037	1,620,000	1,811,453
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,239,500
Beaumont CA Unified School District Election of 2008 Series D (BAM Insured)	5.25	8-1-2044	2,000,000	2,457,750
Cabrillo CA Unified School District CAB Series A (Ambac Insured)¤	0.00	8-1-2021	1,500,000	1,497,361
California Statewide Series B (1 Month LIBOR+0.76%)±	0.84	12-1-2031	2,500,000	2,501,886
California Various Purposes	3.00	12-1-2046	2,135,000	2,259,635
California Various Purposes	3.00	12-1-2049	1,500,000	1,581,936
California Various Purposes	4.00	11-1-2035	2,715,000	3,309,914
California Various Purposes	4.00	3-1-2036	2,500,000	3,003,956
See accompanying notes to portfolio of investments

2  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
California Various Purposes	4.00%	3-1-2050	$ 6,000,000	$ 6,986,412
California Various Purposes	5.00	9-1-2029	1,475,000	1,504,070
California Various Purposes	5.00	9-1-2032	5,100,000	5,657,632
California Various Purposes (BAM Insured)	5.00	9-1-2035	35,000,000	42,423,045
California Various Purposes	5.00	2-1-2038	5,000,000	5,409,932
California Various Purposes	5.00	10-1-2039	5,000,000	5,948,696
California Various Purposes	5.00	8-1-2046	10,000,000	11,979,871
California Various Purposes	5.00	4-1-2049	2,500,000	3,094,055
California Various Purposes	5.25	9-1-2028	5,000,000	5,103,609
California Various Purposes	5.25	4-1-2035	12,640,000	13,259,068
Center Unified School District California CAB Series C (National Insured)¤	0.00	9-1-2021	5,000,000	4,989,337
Centinela Valley CA Union High School District Election of 2008 Series B	6.00	8-1-2036	2,500,000	2,830,133
Centinela Valley CA Union High School District Election of 2008 Series C	5.00	8-1-2035	2,000,000	2,305,463
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2029	1,750,000	1,531,348
Cerritos CA Community College CAB Election of 2004 ¤	0.00	8-1-2033	1,500,000	1,170,201
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (AGC Insured)¤	0.00	8-1-2024	1,000,000	974,821
Compton CA Community College CAB Election of 2002 Series C ¤	0.00	8-1-2035	3,445,000	2,479,821
Contra Costa County CA Community College District Election of 2006	5.00	8-1-2038	3,250,000	3,615,260
Delano CA Union High School Election of 2010 Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,526,662
Escondido CA Union High School CAB Election of 2008 Series A (AGC Insured)¤	0.00	8-1-2027	8,385,000	7,740,427
Escondido CA Union School District	4.00	8-1-2043	2,150,000	2,435,857
Eureka CA City Schools Election 2014 (BAM Insured)	4.00	8-1-2049	3,750,000	4,286,172
Garden Grove CA Unified School District Election of 2010 Series C	5.25	8-1-2037	2,000,000	2,236,362
Hayward CA Unified School District Refunding Bond	5.00	8-1-2038	6,000,000	6,927,173
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2036	200,000	236,872
Inglewood CA Unified School District Election of 2012 GO Bond Series B (BAM Insured)	5.00	8-1-2038	500,000	590,208
Lancaster CA School District Election of 2012 Series D (BAM Insured)	4.00	8-1-2045	5,970,000	6,809,753
Lancaster CA School District Election of 2012 Series D (BAM Insured)	4.00	8-1-2047	4,305,000	4,901,262
Long Beach CA Unified School District CAB Election of 2008 Series B ¤	0.00	8-1-2035	2,000,000	1,487,346
Long Beach CA Unified School District Election of 2008 Series F	3.00	8-1-2047	15,000,000	15,825,957
Long Beach CA Unified School District Unrefunded Bond Election of 2008 Series A	5.50	8-1-2026	95,000	95,371
Los Angeles CA Community College District Refunding Bond	4.00	8-1-2038	10,000,000	11,551,029
Los Angeles CA Unified School District Series C	4.00	7-1-2044	1,000,000	1,166,216
Lynwood CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2033	5,000	5,543
Merced CA City School District Election of 2014	5.00	8-1-2045	1,000,000	1,170,700
Merced CA Union High School District CAB Series C ¤	0.00	8-1-2032	3,380,000	2,689,166
Mount San Antonio CA Community College District CAB Election of 2008 Series A ¤	0.00	8-1-2024	1,610,000	1,575,186
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Natomas CA Unified School District Series 1999 (National Insured)	5.95%	9-1-2021	$ 45,000	$ 46,011
New Haven CA Unified School District Election of 2014 Series C	3.00	8-1-2049	2,750,000	2,882,990
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (AGM Insured)¤	0.00	8-1-2023	1,500,000	1,479,763
Oakland CA Unified School District Alameda	5.00	8-1-2029	10,125,000	12,189,643
Oakland CA Unified School District Election of 2012	5.50	8-1-2023	500,000	545,535
Oakland CA Unified School District Election of 2012	6.63	8-1-2038	7,750,000	7,911,831
Oakland CA Unified School District Election of 2012 Series A	5.00	8-1-2040	3,600,000	4,206,110
Oxnard CA School District Election of 2012 Series D (AGM Insured)	5.00	8-1-2034	1,695,000	2,021,528
Pajaro Valley CA Unified School District Election of 2012 Series A	5.00	8-1-2038	1,700,000	1,891,059
Paramount CA Unified School District CAB Election of 2006 ¤	0.00	8-1-2033	2,500,000	1,959,877
Piedmont CA Unified School District Election of 2016	3.00	8-1-2049	10,325,000	10,950,747
Pomona CA Unified School District Series A (National Insured)	6.55	8-1-2029	1,480,000	1,867,426
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A ¤	0.00	8-1-2024	1,800,000	1,762,829
Rialto CA Unified School District CAB Election of 2010 Series A (AGM Insured)¤	0.00	8-1-2026	3,320,000	3,131,120
Sacramento CA Unified School District Election of 2012 Series A (BAM Insured)	5.25	8-1-2033	1,000,000	1,103,266
Sacramento CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2033	2,735,000	3,189,645
San Bernardino County CA Community Election of 2008 Series D	5.00	8-1-2045	2,000,000	2,385,284
San Bernardino County CA Unified School District Election of 2012 Series C (AGM Insured)	5.00	8-1-2040	8,000,000	9,365,598
San Diego CA Community College Election of 2002	5.00	8-1-2031	4,000,000	4,449,550
San Diego CA Unified School District	4.00	7-1-2047	2,025,000	2,316,444
San Francisco CA Community College District Election of 2020 Series A	4.00	6-15-2045	3,400,000	3,968,943
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2032	1,750,000	1,906,121
San Gorgonio CA Memorial Healthcare Refunding Bond	5.50	8-1-2028	2,525,000	2,821,335
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2033	3,195,000	3,688,720
San Joaquin CA Delta Community College District Election of 2004 Series C	5.00	8-1-2034	3,315,000	3,827,263
San Jose CA Unified School District Santa Clara County	4.00	8-1-2042	4,000,000	4,678,705
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2033	7,000,000	2,636,220
San Mateo County CA Jefferson Union High School District CAB Election of 2006 Series D ¤	0.00	8-1-2036	11,130,000	3,271,047
San Mateo County CA Jefferson Union High School District Prerefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	6,915,000	2,394,821
San Mateo County CA Jefferson Union High School District Unrefunded CAB Election of 2006 Series D ¤	0.00	8-1-2034	2,990,000	1,035,338
San Rafael CA City High School District CAB Election of 2002 Series B (National Insured)¤	0.00	8-1-2023	1,260,000	1,247,327
San Rafael City CA High School District Election of 2015 Series C	4.00	8-1-2043	1,500,000	1,739,172
Sanger CA Unified School District Refunding Bond (National Insured)	5.60	8-1-2023	145,000	153,109
See accompanying notes to portfolio of investments

4  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Santa Ana CA Unified School District CAB Election of 2008 Series B (AGC Insured)¤	0.00%	8-1-2038	$15,000,000	$ 9,737,325
Santa Rosa CA High School District Prerefunded Bond	5.00	8-1-2024	750,000	797,718
Santa Rosa CA High School District Unrefunded Bond	5.00	8-1-2024	255,000	271,076
Sierra Kings CA Health Care District	5.00	8-1-2028	1,000,000	1,129,750
Sierra Kings CA Health Care District	5.00	8-1-2032	1,500,000	1,670,932
Sierra Kings CA Health Care District	5.00	8-1-2037	1,750,000	1,924,269
Simi Valley CA Unified School District	4.00	8-1-2048	3,250,000	3,699,852
Sonoma Valley CA Unified School District CAB Election of 2010 Series A ¤	0.00	8-1-2027	1,020,000	940,999
Stockton CA Unified School District Election of 2012 Series A (AGM Insured)	5.00	8-1-2038	1,025,000	1,164,795
Tulare CA Local Health Care District Refunding Bond (BAM Insured)	4.00	8-1-2039	1,850,000	2,150,201
Washington Township CA Health Care District Election of 2004 Series B	5.50	8-1-2038	1,500,000	1,697,405
West Contra Costa CA Unified School District (AGM Insured)	5.25	8-1-2024	1,350,000	1,372,347
West Contra Costa CA Unified School District CAB Election of 2005 Series B	6.00	8-1-2027	1,080,000	1,408,536
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (AGC Insured)¤	0.00	8-1-2021	6,000,000	5,995,807
West Contra Costa CA Unified School District Election of 2010 Series F (AGM Insured)	4.00	8-1-2049	1,265,000	1,471,121
West Contra Costa CA Unified School District Election of 2012 Series E (AGM Insured)	4.00	8-1-2049	2,060,000	2,395,659
Whittier CA Union High School District Election of 2020 Series A	3.00	8-1-2046	2,000,000	2,104,455
Wiseburn CA School District CAB (AGC Insured)¤	0.00	8-1-2027	1,525,000	1,405,119
				371,723,348
Health revenue: 14.36%
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured O'Connor Woods Project	5.00	1-1-2043	5,000,000	5,359,661
Association of Bay Area Governments California Finance Authority for Nonprofit Corporation Insured Senior Living Odd Fellows Home of California Series A	5.00	4-1-2042	1,100,000	1,178,402
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,574,486
California HFFA LA Biomedical Research Institute at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	7,171,406
California HFFA Nevada Methodist Homes	5.00	7-1-2030	1,830,000	2,132,170
California HFFA Nevada Methodist Homes	5.00	7-1-2035	1,000,000	1,155,470
California HFFA Nevada Methodist Homes	5.00	7-1-2045	4,500,000	5,124,708
California HFFA Refunding Bond Cedars Sinai Medical Center Series B	4.00	8-15-2039	10,500,000	11,745,232
California HFFA Refunding Bond Children's Hospital Series A	5.00	8-15-2047	10,050,000	11,698,456
California HFFA Revenue City of Hope	5.00	11-15-2049	8,000,000	9,504,555
California HFFA Revenue Stanford Health Care Series A	4.00	8-15-2050	11,000,000	12,815,835
California HFFA Sutter Health Series D	5.25	8-15-2031	3,100,000	3,157,507
California Municipal Finance Authority Refunding Bond Channing House Project Series A	5.00	5-15-2034	1,000,000	1,216,359
California Municipal Finance Authority Refunding Bond Community Medical Centers Series A	5.00	2-1-2047	6,625,000	7,550,167
California Municipal Finance Authority Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,616,800
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00	10-15-2037	500,000	572,795
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  5

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California PFA Refunding Bond Henry Mayo Newhall Hospital	5.00%	10-15-2047	$ 5,365,000	$ 6,061,675
California State Health Facilities Financing Authority	4.00	11-15-2048	5,000,000	5,561,389
California State Health Facilities Financing Authority	4.00	11-1-2051	3,000,000	3,372,690
California State Health Facilities Financing Authority	5.00	11-15-2046	2,040,000	2,526,896
California State Health Facilities Financing Authority	5.00	11-15-2046	2,960,000	3,451,144
California State Health Facilities Financing Authority Senior Health Services	5.00	8-1-2040	700,000	856,499
California State Health Facilities Financing Authority Senior Health Services	5.00	8-1-2050	1,000,000	1,202,831
California State Health Facilities Financing Authority Series A	4.00	11-1-2040	1,375,000	1,599,010
California State Health Facilities Financing Authority Series A	4.00	4-1-2045	5,500,000	6,252,989
California State Municipal Finance Authority Revenue	4.00	12-1-2039	1,240,000	1,463,185
California State Municipal Finance Authority Revenue	4.00	12-1-2049	2,915,000	3,340,804
California State Municipal Finance Authority Revenue	5.00	7-1-2039	1,000,000	1,220,545
California State Municipal Finance Authority Revenue	5.00	7-1-2049	2,650,000	3,175,843
California Statewide CDA Adventist Health System Series A	5.00	3-1-2045	2,500,000	2,910,747
California Statewide CDA Enloe Medical Center	5.00	8-15-2033	1,650,000	1,960,020
California Statewide CDA Enloe Medical Center	5.00	8-15-2035	1,000,000	1,184,076
California Statewide CDA Enloe Medical Center	5.00	8-15-2038	2,000,000	2,355,566
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A	5.25	12-1-2044	5,150,000	5,703,775
California Statewide CDA Redwoods Projects	5.13	11-15-2035	1,500,000	1,645,092
California Statewide CDA Revenue Refunding Bond Adventist Health System West Series A	5.00	3-1-2048	5,000,000	5,953,663
California Statewide Communities Development Authority Revenue Emanate Heath Series A	3.00	4-1-2050	1,000,000	1,036,061
California Statewide Communities Development Authority Revenue Emanate Heath Series A	4.00	4-1-2045	2,000,000	2,277,297
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2036	700,000	828,575
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2037	500,000	590,267
California Statewide Communities Marin General Hospital Series A	5.00	8-1-2038	450,000	530,026
Palomar Health CA Refunding Bond	5.00	11-1-2042	4,000,000	4,529,065
San Buenaventura CA Community Mental Health System	8.00	12-1-2031	1,615,000	1,682,059
University of California Regents Medical Center Prerefunded Bond Series J	5.25	5-15-2038	7,790,000	8,620,068
University of California Regents Medical Center Series J	5.00	5-15-2033	2,265,000	2,494,424
University of California Regents Medical Center Series L	4.00	5-15-2044	4,065,000	4,530,453
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	2,210,000	2,408,658
Washington Township CA Health Care District Series A	5.00	7-1-2026	1,190,000	1,369,750
Washington Township CA Health Care District Series A	5.00	7-1-2042	1,000,000	1,139,025
				179,408,176
Housing revenue: 3.71%
California Community Housing Agency Essential Housing Revenue Creekwood Series A 144A	4.00	2-1-2056	3,000,000	3,115,622
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	3,000,000	3,394,706
California Community Housing Agency Workforce Apartments Series A 144A	5.00	4-1-2049	3,000,000	3,349,332
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	8,463,479	9,809,945
See accompanying notes to portfolio of investments

6  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Municipal Finance Authority Mobile Senior Caritas Projects Series A	5.00%	8-15-2029	$ 500,000	$ 604,937
California Municipal Finance Authority Student Housing Revenue CHF Davis I LLC West Village Projects	5.00	5-15-2051	6,700,000	7,793,668
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2029	625,000	777,964
California Municipal Finance Authority Student Housing Revenue CHF Riverside I LLC Projects	5.00	5-15-2052	5,650,000	6,666,128
California State Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2050	565,000	677,631
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A	5.25	11-15-2035	1,500,000	1,649,886
Contra Costa County CA Home Mortgage Revenue Bonds GNMA Mortgage-Backed Securities Program (GNMA Insured)	7.75	5-1-2022	45,000	46,963
Independent Cities California Finance Authority Mobile Home Park Revenue	5.00	5-15-2048	2,000,000	2,404,163
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,122,919
Independent Cities California Finance Refunding Bond Santa Rose Leisure Mobile	5.00	8-15-2046	1,570,000	1,778,630
Sacramento County CA Housing Authority Multifamily Housing Revenue (FNMA Insured, FNMA LIQ)ø	0.04	7-15-2029	450,000	450,000
San Diego CA Housing Revenue Park & Market Apartments Series A (Bank of Tokyo-Mitsubishi LOC)ø	0.07	6-1-2057	2,700,000	2,700,000
				46,342,494
Miscellaneous revenue: 14.08%
Alameda CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2034	1,005,000	1,116,462
Anaheim CA PFA CAB Subordinate Lien Bond Public Improvements Project Series C (AGM Insured)¤	0.00	9-1-2025	10,000,000	9,596,729
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	3,000,000	3,282,926
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	4,200,000	4,566,674
California Enterprise Development Authority Lease Revenue Riverside County Library Facilities Project	4.00	11-1-2049	1,900,000	2,114,029
California Infrastructure & Economic Development Bank Lease Revenue	5.00	8-1-2044	4,000,000	4,922,027
California Infrastructure & Economic Development King City Joint Union High School	5.75	8-15-2029	2,150,000	2,153,415
California Public Works Board California State University Projects Series B-1	5.70	3-1-2035	2,210,000	2,218,692
California Public Works Board Judicial Council Projects Series A	5.00	3-1-2038	7,000,000	7,593,914
California Public Works Board Judicial Council Projects Series D	5.25	12-1-2025	4,000,000	4,133,339
California Public Works Board Various Capital Projects Series A	5.00	4-1-2037	4,925,000	5,151,044
California Public Works Board Various Capital Projects Series G	5.00	11-1-2037	23,000,000	24,666,339
California Public Works Board Various Capital Projects Series I	5.50	11-1-2033	2,000,000	2,259,241
California Public Works University of California Board of Regents Series G	5.00	12-1-2030	9,850,000	10,168,868
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  7

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (AGM Insured)	5.25%	10-1-2027	$ 1,040,000	$ 1,043,668
California Statewide Communities Series A	5.00	9-2-2047	2,000,000	2,319,927
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	5,620,000	6,001,581
Emeryville CA PFA Assessment District Refinancing	5.90	9-2-2021	205,000	205,734
Fresno CA Joint Powers Financing Authority Lease Revenue Master Lease Projects Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,386,709
Fullerton CA Joint Union High School Project Certificate of Participation (BAM Insured)	5.00	9-1-2035	1,385,000	1,615,848
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2041	1,700,000	1,915,749
Independent Cities California Finance Authority Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2051	750,000	833,205
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2025	725,000	865,072
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2026	400,000	475,024
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District #15-2	5.00	9-2-2042	1,500,000	1,701,266
Jefferson CA Union High School District Certificate of Participation Teacher and Staff Housing Project (BAM Insured)	4.00	8-1-2045	1,400,000	1,578,537
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Ambac Insured)	5.00	9-1-2025	2,310,000	2,317,800
Los Angeles CA Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	3,283,183
Madera County CA Public Financing Authority Government Center Refinancing Hall (BAM Insured)	4.00	10-1-2050	8,320,000	9,478,607
Modesto CA Irrigation District Financing Authority Series A	5.00	10-1-2040	3,500,000	4,093,652
Montclair CA PFA Lease Refunding Bond (AGM Insured)	5.00	10-1-2035	2,400,000	2,741,367
Mountain House CA Financing Authority Utility System Revenue Series A	5.00	12-1-2034	535,000	658,996
Porterville California Water Revenue Certificates Participation Water System Financing Project (AGM Insured)	4.00	8-15-2045	625,000	728,253
Porterville California Water Revenue Certificates Participation Water System Financing Project (AGM Insured)	4.00	8-15-2050	1,000,000	1,154,942
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (National Insured)¤	0.00	6-1-2026	10,000,000	9,385,840
Sacramento CA City Financing Authority Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2035	1,300,000	1,536,557
Sacramento CA City School Joint Refunding Bond Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,354,873
San Jose CA Unified School District CAB (AGM Insured)¤	0.00	1-1-2026	3,175,000	3,049,911
San Marino CA Unified School District Certificate of Participation Los Angeles County Schools Pooled Financing Program Series A	5.00	12-1-2041	500,000	500,987
San Mateo Foster City CA Public Financing Authority Revenue Sanitary Mateo Street & Flood Control Projects	4.00	5-1-2045	3,750,000	4,285,785
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2037	250,000	267,091
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2042	625,000	667,728
San Ysidro CA School District Certificate of Participation School Facilities Bridge Funding Program (BAM Insured)	5.00	9-1-2047	1,000,000	1,068,365
See accompanying notes to portfolio of investments

8  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Simi Valley CA Unified School District Capital Improvement Projects (Ambac Insured)	5.25%	8-1-2022	$ 930,000	$ 949,001
Stockton CA Unified School District Community Improvement Project	5.00	2-1-2033	550,000	666,517
Sutter Butte CA Flood Control Agency (BAM Insured)	5.00	10-1-2040	3,545,000	4,170,271
Torrance CA Certificate of Participation	5.25	6-1-2039	5,385,000	6,129,320
Union Sanitary District CA Financing Authority Revenue Series A	3.00	9-1-2045	2,500,000	2,635,663
Union Sanitary District CA Financing Authority Revenue Series A	3.00	9-1-2050	3,000,000	3,145,247
Upland CA Certificate of Participation San Antonio Regional Hospital	5.00	1-1-2047	1,955,000	2,199,152
Ventura County CA PFA Series A	5.00	11-1-2038	4,250,000	4,577,775
				175,932,902
Tax revenue: 10.12%
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2043	750,000	851,966
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 17C	5.00	9-1-2048	1,100,000	1,243,894
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2043	750,000	851,966
Beaumont CA Community Facilities District #93-1 Special Tax Improvement Area Number 8D Series A	5.00	9-1-2048	1,035,000	1,170,392
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	4,121,517
California Statewide CDA Community Facilities District #2015-01	5.00	9-1-2047	1,420,000	1,624,300
California Statewide Communities Development Authority Special Tax Community Facilities District #2017-01	5.00	9-1-2048	5,000,000	5,787,434
California Statewide Communities Development Authority Special Tax Community Facilities District #2020-02	4.00	9-1-2051	1,150,000	1,261,462
Casitas CA Municipal Water District Community Facilities District #2013-1-OJAI Series B (BAM Insured)	5.25	9-1-2047	5,000,000	6,109,969
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (BAM Insured)	4.00	8-1-2032	1,050,000	1,252,410
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (BAM Insured)	4.00	8-1-2034	1,250,000	1,483,656
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,631,953
Cathedral City CA RDA Successor Agency to Merged Redevelopment Project Tax Allocation Bond Series A (AGM Insured)	5.00	8-1-2033	880,000	990,565
Chino CA Community Facilities District Special Tax #2003-3 Improvement Area #7	5.00	9-1-2048	2,500,000	2,890,078
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2043	500,000	566,618
Chula Vista CA Community Facilities District Special Tax #16-I Improvement Area #1	5.00	9-1-2048	1,000,000	1,127,209
City of Roseville CA	5.00	9-1-2045	1,280,000	1,478,500
Corona CA Community Facilities District #2018-1 Improvement Area #1 2018 Special Tax Bond Series A	5.00	9-1-2048	1,000,000	1,105,741
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  9

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Corona Norco CA Unified School Districts Special Tax Community Facilities District #16-1	5.00%	9-1-2048	$ 1,500,000	$ 1,694,190
Dinuba CA RDA Merged City Redevelopment Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,692,332
Elk Grove CA Financing Authority Special Tax Refunding Bond (BAM Insured)	5.00	9-1-2038	1,500,000	1,760,321
Fairfield CA Community Facilities District Special Tax Bond Number 2019 One Lake Improvement Area 144A	5.00	9-1-2050	3,000,000	3,547,001
Folsom Ranch Financing Authority California Facilities District #20 Russell	5.00	9-1-2048	1,650,000	1,861,380
Fremont CA Community Facilities District #1 Refunding Bond	5.00	9-1-2040	2,700,000	3,009,442
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2034	500,000	607,888
Inglewood CA Redevelopment Successor Agency to Merged Redevelopment Project Tax Allocation Refunding Bond Subordinate Lien Series A (BAM Insured)	5.00	5-1-2038	305,000	367,515
Inland Valley CA Development Agency Series A	5.25	9-1-2037	4,000,000	4,417,109
Irvine CA Unified School District Special Tax Community Facilities District #09 1 Series A (BAM Insured)	4.00	9-1-2044	1,000,000	1,163,729
Irvine CA Unified School District Special Tax Community Facilities District #09 1 Series A (BAM Insured)	4.00	9-1-2050	3,000,000	3,483,327
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,688,463
Lafayette CA RDA Refunding Bond Lafayette Redevelopment Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,840,718
Lancaster CA RDA Tax Allocation Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,430,637
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,965,613
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinate Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,652,165
Orange County CA Community Facilities District #2015-1 Esencia Village Series A	5.25	8-15-2045	1,950,000	2,198,482
Rancho Cucamonga CA RDA Rancho Redevelopment Project Area (AGM Insured)	5.00	9-1-2032	1,870,000	2,113,475
Redwood City CA RDA CAB Redevelopment Project Area Series 2-A (Ambac Insured)¤	0.00	7-15-2030	3,505,000	2,913,198
Rio Vista CA Community Facilities District Special Tax #2018-1	5.00	9-1-2048	1,185,000	1,337,342
Riverside County CA Community Facilities Districts Special Tax #05-8	5.00	9-1-2048	1,600,000	1,809,301
Romoland School District Community Facilities District #2004-1 Heritage Lake Improvement Area #4 Series 2018 Special Tax Bond	5.00	9-1-2048	3,000,000	3,401,933
Sacramento CA Transient Occupancy Tax Convention Center Complex Series A	5.00	6-1-2048	3,750,000	4,406,350
Sacramento CA Transportation Authority Sales Tax Refunding Bond Series A (Sumitomo Mitsui Banking Corporation LOC)ø	0.03	10-1-2038	5,000,000	5,000,000
San Bernardino CA Special Tax Community Facilities District #2006-1 Series 2018	5.00	9-1-2048	1,200,000	1,353,731
San Clemente CA Special Tax Community Facilities District #2006-1	5.00	9-1-2040	970,000	1,088,097
See accompanying notes to portfolio of investments

10  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
San Clemente CA Special Tax Community Facilities District #2006-1	5.00%	9-1-2046	$ 1,180,000	$ 1,313,380
San Diego CA RDA CAB Tax Allocation Centre (AGM Insured)¤	0.00	9-1-2023	885,000	873,042
San Francisco CA City & County RDA Mission Bay South Redevelopment Project Series A	5.00	8-1-2043	2,500,000	2,762,968
San Francisco CA City & County RDA Tax Transbay Infrastructure Project Third Lien Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,807,829
San Francisco City & County CA RDA CAB Mission Bay South Redevelopment Project Subordinate Bond Series D 144A¤	0.00	8-1-2026	4,000,000	3,142,666
San Marcos CA Unified School District Special Tax Community Facilities District #4 (BAM Insured)	5.00	9-1-2034	1,705,000	1,954,938
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,480,045
San Marcos CA Unified School District Special Tax Community Facilities District #5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,520,201
Sonoma CA CDA Successor Agency to Sonoma Redevelopment Project Tax Allocation Bond (National Insured)	5.00	6-1-2033	1,325,000	1,554,497
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2033	340,000	391,996
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series A	5.00	9-1-2038	400,000	455,238
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2033	250,000	286,507
Successor Agency to the Marina Redevelopment Agency Tax Allocation Bonds Series B	5.00	9-1-2038	250,000	283,616
Tracy Hills CA Improvement Area #1 Community Facilities District #2016-1 Special Tax Bonds Series 2018	5.00	9-1-2048	2,750,000	3,075,210
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2045	2,000,000	2,446,581
Transbay Joint Powers Authority Tax Allocation California Senior Series A Green Bonds	5.00	10-1-2049	2,200,000	2,679,615
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2040	750,000	845,356
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A	5.00	9-1-2045	1,000,000	1,120,426
Union City CA Community RDA Successor Agency to Community Redevelopment Project Tax Allocation Refunding Bond Series A	5.00	10-1-2036	1,000,000	1,165,861
				126,513,341
Tobacco revenue: 0.84%
California County CA Tobacco Securitization Agency	5.00	6-1-2050	1,250,000	1,460,463
California County CA Tobacco Securitization Agency CAB ¤	0.00	6-1-2055	14,000,000	2,705,165
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-1	5.00	6-1-2028	2,000,000	2,448,301
Golden State Tobacco Securitization Corporation California Tobacco Settlement Refunding Bond Series A-2	5.00	6-1-2047	3,000,000	3,103,622
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue CAB Refunding Asset ¤	0.00	6-1-2060	3,250,000	772,544
				10,490,095
Transportation revenue: 2.00%
Bay Area CA Toll Authority Toll Bridge Series S-4	5.00	4-1-2030	2,000,000	2,193,404
Bay Area CA Toll Authority Toll Bridge Series S-H	5.00	4-1-2049	8,000,000	9,800,899
See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  11

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Foothill-Eastern Corridor CA Transportation Agency Subordinated Bond Series B-3	5.50%	1-15-2053	$ 8,000,000	$ 8,500,273
Foothill-Eastern Corridor CA Transportation Agency Toll Road Revenue Refunding Senior Lien Series A	4.00	1-15-2046	1,000,000	1,154,894
San Francisco CA Municipal Transportation	5.00	3-1-2039	3,000,000	3,408,527
				25,057,997
Utilities revenue: 3.48%
Banning CA Financing Authority Refunding Bond Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,720,900
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2040	3,715,000	4,380,663
Imperial CA Irrigation District Electric System Refunding Bond Series A	5.00	11-1-2045	1,060,000	1,249,934
Imperial CA Irrigation District Electric System Refunding Bond Series C	5.00	11-1-2038	2,500,000	2,973,846
Los Angeles CA Department of Water and Power Series E	5.00	7-1-2044	12,475,000	14,139,506
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	4,000,000	6,217,909
M-S-R California Energy Authority Gas Series C	6.13	11-1-2029	1,035,000	1,319,273
Northern California Power Agency Public Power Prerefunded Bond (Ambac Insured)	7.50	7-1-2023	25,000	25,442
Redding CA Joint Powers Financing Authority Election System Series A	5.00	6-1-2032	440,000	525,158
Roseville CA Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	2,242,479
Southern California Public Power Authority Natural Gas Project #1 Series A	5.25	11-1-2025	1,000,000	1,200,757
Walnut CA Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,543,510
				43,539,377
Water & sewer revenue: 3.86%
Adelanto CA Public Utility Authority Refunding Bond (AGM Insured)	5.00	7-1-2039	2,000,000	2,459,043
Bakersfield CA Wastewater Revenue Refunding Series A	5.00	9-15-2032	1,615,000	2,167,087
Bay Area CA Water Supply & Conservation Agency Series A	5.00	10-1-2034	6,000,000	6,533,233
Compton CA Sewer Revenue	6.00	9-1-2039	1,775,000	1,778,452
El Dorado CA Irrigation District Refunding Bond Series A (AGM Insured)	5.25	3-1-2039	2,000,000	2,289,946
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (National Insured)	5.00	9-1-2032	2,000,000	2,282,993
Los Angeles CA Department of Water and Power Series A	5.00	7-1-2047	4,285,000	5,460,147
Los Angeles CA Department of Water and Power Series C	5.00	7-1-2041	5,000,000	6,451,991
Merced CA Irrigation District Water & Hydroelectric System Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,568,944
Pico Rivera CA Water Authority Series A	6.25	12-1-2032	3,385,000	3,418,148
San Buenaventura CA Public Facilities Financing Authority Series B	5.00	7-1-2042	4,000,000	4,243,639
San Francisco CA City & County Public Utilities Commission Water Revenue Subordinated Series A	4.00	11-1-2050	1,525,000	1,788,807
San Francisco CA City & County Public Utilities Commission Water Revenue Subordinated Series C	4.00	11-1-2045	1,650,000	1,946,473
Tulare CA Sewer Refunding Bond (AGM Insured)	5.00	11-15-2041	1,500,000	1,770,706
Vallejo CA Refunding Bond	5.25	5-1-2031	1,000,000	1,103,497
				48,263,106
				1,188,396,210
See accompanying notes to portfolio of investments

12  |  Wells Fargo California Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 0.59%
Tax revenue: 0.08%
Guam Government Business Privilege Tax Series A	5.00%	1-1-2031	$ 1,000,000	$ 1,030,063
Water & sewer revenue: 0.51%
Guam Government Waterworks Authority	5.25	7-1-2033	1,500,000	1,663,050
Guam Government Waterworks Authority	5.50	7-1-2043	3,125,000	3,482,091
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,000,000	1,201,869
				6,347,010
				7,377,073
Illinois: 0.92%
Miscellaneous revenue: 0.92%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	11,429,218
Louisiana: 0.40%
Industrial development revenue: 0.40%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	0.15	11-1-2040	5,000,000	5,000,000
New York: 0.49%
Industrial development revenue: 0.49%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	6,085,307
Ohio: 0.06%
Tobacco revenue: 0.06%
Buckeye OH Tobacco Settlement Financing Authority CAB ¤	0.00	6-1-2057	5,000,000	756,044
Texas: 0.44%
Resource recovery revenue: 0.44%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C ø	0.10	4-1-2040	500,000	500,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Subordinate Bond Series D ø	0.14	11-1-2040	5,000,000	5,000,000
				5,500,000
Total Municipal obligations (Cost $1,129,227,071)				1,224,543,852

See accompanying notes to portfolio of investments

Wells Fargo California Tax-Free Fund  |  13

Portfolio of investments—March 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.98%
Investment companies: 0.98%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01%	12,278,007	$ 12,281,690
Total Short-term investments (Cost $12,281,396)				12,281,690
Total investments in securities (Cost $1,146,508,467)	99.37%			1,241,825,542
Other assets and liabilities, net	0.63			7,898,432
Total net assets	100.00%			$1,249,723,974

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
RDA	Redevelopment Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$1,010,188	$186,279,570	$(175,006,852)	$(1,409)	$193	$12,281,690	0.98%	12,278,007	$1,440
See accompanying notes to portfolio of investments

14  |  Wells Fargo California Tax-Free Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$5,000,000	$0	$5,000,000
Municipal obligations	0	1,224,543,852	0	1,224,543,852
Short-term investments
Investment companies	12,281,690	0	0	12,281,690
Total assets	$12,281,690	$1,229,543,852	$0	$1,241,825,542
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

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